Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2011
Parent Company Only Condensed Financial Information [Abstract]
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

NOTE 22 – PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed financial information of Central Federal Corporation follows:

CONDENSED BALANCE SHEETS

December 31, (dollars in thousands except per share data)

	2011	2010
Assets
Cash and cash equivalents	$560	$745
Investment in banking subsidiary	13,827	18,661
Investment in and advances to other subsidiaries	1,212	1,851
Other assets	264	94

Total assets	$15,863	$21,351

Liabilities and Equity
Subordinated debentures	$5,155	$5,155
Accrued expenses and other liabilities	764	207
Stockholders’ equity	9,944	15,989

Total liabilities and stockholders’ equity	$15,863	$21,351

CONDENSED STATEMENTS OF OPERATIONS

Years ended December 31, (dollars in thousands except per share data)

	2011	2010	2009
Interest income	$—	$—	$20
Other income	—	—	208
Interest expense	168	167	196
Other expense	663	567	425

Loss before income tax and undistributed subsidiaries’ operations	(831)	(734)	(393)
Income tax expense	—	—	(346)
Effect of subsidiaries’ operations	(4,594)	(6,136)	(9,152)

Net loss	$(5,425)	$(6,870)	$(9,891)

CONDENSED STATEMENTS OF CASH FLOWS

Years ended December 31, (dollars in thousands except per share data)

	2011	2010	2009
Cash flows from operating activities
Net loss	$(5,425)	$(6,870)	$(9,891)
Adjustments:
Effect of subsidiaries’ operations	4,594	6,136	9,152
Net gain on acquisition	—	—	(208)
Stock-based compensation expense	—	2	2
Change in other assets and other liabilities	11	(51)	848

Net cash from operating activities	(820)	(783)	(97)

Cash flows from investing activities
Investments in banking subsidiary	—	—	(7,225)
Investments in other subsidiaries	635	(8)	(677)

Net cash from investing activities	635	(8)	(7,902)

Cash flows from financing activities
Costs associated with issuance of preferred stock	—	—	(13)
Dividends paid	—	(271)	(546)

Net cash from financing activities	—	(271)	(559)

Net change in cash and cash equivalents	(185)	(1,062)	(8,558)

Beginning cash and cash equivalents	745	1,807	10,365

Ending cash and cash equivalents	$560	$745	$1,807